Property, Plant and Equipment	12 Months Ended
Jun. 30, 2017
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
Note 7 - Property, Plant and Equipment
	2017	2016

Buildings	$12,863,535	$13,108,283
Machinery	55,256,545	57,207,298
Vehicles	277,176	329,540
Plant and equipment	4,443,682	4,454,496
Software	81,471	83,221
Construction in progress	926,379	484,552
	73,848,788	75,667,390
Less: Accumulated depreciation	(27,240,599)	(24,602,825)
Property, plant and equipment, net	$46,608,189	$51,064,565

Borrowing costs capitalized during the years ended June 30, 2017, 2016 and 2015 were $nil, $nil and $nil respectively.

Buildings with net book value of approximately $238,342, $258,922 and $379,902 were used as collateral of short term bank borrowings for the years ended June 30, 2017, 2016 and 2015, respectively.

The depreciation expenses for the years ended June 30, 2017, 2016 and 2015 were $3,760,619, $5,883,313 and $6,452,324, respectively.

The impairment losses recognized on plant and equipment which were no more use for future production for the years ended June 30, 2017, 2016 and 2015 were $nil, $2,599,980 and $nil, respectively.